Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Revenues from discontinued operations	$ 2,252,245	$ 1,499,108	$ 405,059